PROPERTY, PLANT AND EQUIPMENT - Narratives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Fixed assets	$ 216,430,924	$ 195,798,524
Camarillo acquisition
PROPERTY, PLANT AND EQUIPMENT
Purchase price	93,000,000
Fixed assets	$ 110,000
Equity shares	6,500,000
Value of shares issued	$ 29,250,000
Equity shares issuable	3,500,000
Potential earnout fee	$ 75,000,000